Description Of Business And Summary Of Significant Accounting Policies And Practices - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Weighted average amortization period for intangible assets, in years	8 years
Shipping and Handling Costs	¥ 1,564	¥ 1,409	¥ 929
Advertising costs	497	178	104
Benefits from tax positions likelihood of being realized upon settlement, percentage	50.00%
Foreign exchange gains (losses)	¥ (1,427)	¥ (2,319)	¥ (508)
Building | Minimum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	15 years
Building | Maximum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	50 years
Machinery and Equipment | Minimum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	4 years
Machinery and Equipment | Maximum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	10 years
Furniture and Fixtures | Minimum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	2 years
Furniture and Fixtures | Maximum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	5 years
Customer Relationships
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Weighted average amortization period for intangible assets, in years	8 years
Patented Technologies
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Weighted average amortization period for intangible assets, in years	9 years
Developed Technologies
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Weighted average amortization period for intangible assets, in years	8 years